COMMITMENTS (Details) $ in Millions	Dec. 31, 2019 ARS ($) item
Commitments
Purchase commitments | $	$ 48,532
PP&E commitments | $	$ 10,344
Minimum
Commitments
Number of inhabitants | item	500
Maximum
Commitments
Number of inhabitants | item	10,000